Equity / net investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Net Investments
Schedule of number of shares

	December 31, 2025		December 31, 2024
Class of shares	Number of shares	Carrying amount	Number of shares	Carrying amount
Common shares	418,168,922	1,156,729	418,168,922	723,610
Preferred shares A	30,422,075	49,494	22,913,504	17,984
Preferred shares B	145,674,473	402,961	145,674,473	252,079
Preferred shares C	142,984,328	557,787	142,984,328	409,691
Preferred shares D	35,466,285	56,734	-	-
Preferred shares E	74,111,384	398,377	59,589,816	269,636
Total share capital	846,827,467	2,622,082	789,331,043	1,673,000

Schedule of earnings per share

	December 31, 2025	December 31, 2024	December 31, 2023
Continuing operations:
Net income attributable to owners of the parent company	1,037,833	791,014	421,991
Net income attributable to common shares	514,043	419,093	223,578
Net income attributable to preferred shares	523,790	371,920	198,413
Weighted average number of outstanding shares following the corporate reorganization	823,452,977	789,268,910	789,268,910
Common	418,168,922	418,168,922	418,168,922
Preferred	405,284,055	371,099,988	371,099,988

Basic and diluted earnings per share – R$
Common	1.23	1.00	0.53
Preferred	1.59	1.00	0.53